Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
24.	Related parties
The principal related parties with which the Group had transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian	A Company Controlled by Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd	A Company Controlled by Principal Shareholder
(1) Transaction with related parties:
For the three months ended March 31, 2020 and 2021, the loans from the principal shareholder amounted to RMB1,063,434 and nil were borrowed from the principal shareholder, respectively. The loans from the principal shareholder amounted to RMB151,848 and nil were repaid to the principal shareholder, respectively. The interest expenses on the loans from the principal shareholder were RMB3,160 and nil, respectivel
y
.
For the three months ended March 31, 2020 and 2021, the rental expenses to a company controlled by the principal shareholder amounted to RMB2,537 and RMB2,537, respectively.

For the three months ended March 31, 2020 and 2021, the services income from the companies controlled by the principal shareholder amounted to nil and RMB1,300, respectively.
(2) Amounts due from related parties:
As of December 31, 2020 and March 31, 2021, amounts due from related parties amounted to RMB682 and RMB588 mainly represent the receivables for the services provided to companies controlled by the principal shareholder, respectively.
(3) Amounts due to related parties:
As of December 31, 2020 and March 31, 2021, amounts due to related parties represent the payables for rental expenses amounted to RMB11,063 and RMB13,829 to a company controlled by the principal shareholder, respectively, and the payables for asset purchased amounting to RMB999 and nil to a company controlled by the principal shareholder, respectively.

24. Related parties
The principal related parties with which the Group had transactions during the year presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer

Guangzhou Huitian Aerospace Technology Co., Ltd.	A Company Controlled by Principal Shareholder

Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by Principal Shareholder
(1) Transaction with related parties:
For the year ended December 31, 2020, the loans from a principal shareholder amounted to RMB1,063,434 and was repaid as of December 31, 2020. The interest expenses on the loans from a principal shareholder was RMB5,922.
For the year ended December 31, 2020, the rental expenses to a company controlled by a principal shareholder amounted to RMB10,150.
For the year ended December 31, 2020, the purchase of fixed assets and the rental income from a company controlled by a principal shareholder amounted to RMB999 and RMB166, respectively.
(2) Amounts due from related parties:
As of December 31, 2019, amounts due from related parties primarily represents the deposit and prepayment amounting to RMB20,425 paid on behalf of Mr. Xiaopeng He, a principal shareholder. As of December 31, 2020, the amount has been settled.
As of December 31, 2020, amounts due from related parties amounting to RMB682 represents the receivables for the services provided to a company controlled by Mr. Xiaopeng He.
(3) Amounts due to related parties:
As of December 31, 2020, amounts due to related parties represents the payables for rental expenses amounting to RMB11,063 to a company controlled by Mr. Xiaopeng He, and the payables for asset purchased amounting to RMB999 to a company controlled by Mr. Xiaopeng He.